Staff numbers and costs	12 Months Ended
Mar. 31, 2022
Staff numbers and costs
Staff numbers and costs

18.         Staff numbers and costs

The average weekly number of staff, including the Executive Director, during the year, analyzed by category, was as follows:

	Year ended
	March 31,
	2022	2021	2020
Flight and cabin crew	15,289	13,806	15,653
Sales, operations, management and administration	1,958	1,896	2,289
Average	17,247	15,702	17,942

At March 31, 2022 the Company had a team of 19,116 aviation professionals (2021: 15,016, 2020: 17,268).

The aggregate payroll costs of these persons were as follows:	Year ended
	March 31,
	2022	2021	2020
	€M	€M	€M
Staff and related costs	641.1	438.4	1,039.4
Social welfare costs	32.5	25.0	47.5
Other pension costs (a)	7.9	5.2	13.0
Share based payments (b)	8.6	3.6	7.0
	690.1	472.2	1,106.9

(a)	Costs in respect of defined-contribution benefit plans and other pension arrangements were €8m in 2022 (2021: €5m; 2020: €13m).

(b)	In the year ended March 31, 2022 the charge in the income statement of €9m for share based compensation comprises a charge for the fair value of various share options granted in prior periods and conditional shares granted under LTIP 2019 in fiscal year 2022, which are being recognized in the income statement in accordance with services rendered.

Government grants and assistance

During the year ended March 31, 2022, many European countries in which the Ryanair Group operates continued to make available payroll support schemes. The Ryanair Group utilized a number of these employment retention schemes to protect jobs within the Group. These schemes were a mix of short term Covid-19 specific programs and long-term schemes linked to social security that existed pre Covid-19. The total amount of payroll supports received by the Group under the various schemes amounted to approximately €82m (2021: €84m) and are offset against staff costs in the consolidated income statement. Such supports wound down significantly in the second half of fiscal year 2022.

In April 2020, the Group raised £600M unsecured debt for general corporate purposes under the HMT and Bank of England CCFF. The 0.44% interest rate was the prevailing rate for strong BBB rated companies. This debt was extended in March 2021 for a further 12 months at a 0.46% interest rate. In October 2021 the Group repaid the £600M HMT and Bank of England CCFF in full.

There are no unfulfilled conditions attaching to government assistance at March 31, 2022, 2021 and 2020.